Losses Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Losses Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Losses) Per Share

The following table sets forth the computation of basic and diluted losses per share for the periods indicated:

	For the year ended June 30,
	2026	2025	2024

Basic losses per share calculation:
Numerator:
Net loss attributable to common shares	(13,181,359)	(7,049,734)	(2,329,965)
Denominator:
Weighted average common shares outstanding	29,377,255	27,533,182	25,213,012
Basic losses per share attributable to common shares	(0.45)	(0.26)	(0.09)
Diluted losses per share calculation:
Numerator:
Net loss attributable to common shares for calculating diluted losses per share	(13,181,359)	(7,049,734)	(2,329,965)
Denominator:
Weighted average common shares outstanding	29,377,255	27,533,182	25,213,012
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	-
Share options	-	-	-
RSUs	-	-	-
Shares used in computing diluted losses per share attributable to common shares	29,377,255	27,533,182	25,213,012
Diluted losses per share attributable to common shares	(0.45)	(0.26)	(0.09)